Condensed Financial Information of the Parent Company - Summary of Balance Sheet (Parenthetical) (Detail) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary Shares Issued	8,363,719	8,363,719
Ordinary shares, shares outstanding	8,363,719	8,363,719
Series A Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	30,227,056	30,227,056
Mezzanine equity, shares issued	30,227,056	30,227,056
Mezzanine equity, shares outstanding	30,227,056	30,227,056
Series B Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	30,305,212	30,305,212
Mezzanine equity, shares issued	30,305,212	30,305,212
Mezzanine equity, shares outstanding	30,305,212	30,305,212
Series C Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	31,046,360	31,046,360
Mezzanine equity, shares issued	31,046,360	31,046,360
Mezzanine equity, shares outstanding	31,046,360	31,046,360
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary Shares Issued	8,363,719	8,363,719
Ordinary shares, shares outstanding	8,363,719	8,363,719
Parent Company [Member] | Series A Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value		$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized		30,227,056	21,865,233
Mezzanine equity, shares issued		30,227,056	21,865,233
Mezzanine equity, shares outstanding		30,227,056	21,865,233
Parent Company [Member] | Series B Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value		$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized		30,305,212	15,894,594
Mezzanine equity, shares issued		30,305,212	15,894,594
Mezzanine equity, shares outstanding		30,305,212	15,894,594
Parent Company [Member] | Series C Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value		$ 0.0001
Mezzanine equity, shares authorized		31,046,360
Mezzanine equity, shares issued		31,046,360
Mezzanine equity, shares outstanding		31,046,360
Parent Company [Member] | Series C-1 Convertible Preferred Shares [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Mezzanine equity, par value	$ 0.0001	$ 0.0001
Mezzanine equity, shares authorized	3,857,143	0
Mezzanine equity, shares issued	3,857,143	0
Mezzanine equity, shares outstanding	3,857,143	0